MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

December 29, 2010

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Sector Rotational Fund (the “Fund”); Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 19 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 13, with exception of the Trust’s Part C, which is marked to indicate all changes from Post-Effective amendment No. 18 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting that Valley Forge Capital Advisors, Inc. no longer serves as sub-adviser to the fund and related changes to the fund’s investment strategies.  The Amendment also reflects certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned or Karen Ray at (617) 954-5810.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn